Commitments and Contingencies Warranty Account Activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
WarrantiesActivity [Line Items]
Beginning balance	$ 51,283	$ 33,873
New product warranties	8,305	12,981
Other changes/adjustments to warranties	50,104	25,598
Reclassificaiton from other current liabilities	0	2,878
Claims activity	(28,565)	(24,040)
Effect of change in exchange rates	(1,591)	(7)
Ending balance	79,536	51,283
Less: current portion of warranty	52,588	24,912
Long-term warranty	$ 26,948	$ 26,371